SCHEDULE OF OTHER INFORMATION RELATED TO LEASES (Details)	Apr. 30, 2024		Oct. 31, 2023		Oct. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term, operating leases	4 years 3 months 18 days		4 years 10 months 24 days		7 years 7 months 6 days
Weighted-average remaining lease term, finance leases	1 year 1 month 13 days		1 year 4 months 28 days		2 years 3 months 18 days
Weighted-average discount rate, operating lease	10.00%	[1]	10.00%	[2]	10.00%	[2]
Weighted-average discount rate, finance leases	7.29%	[1]	7.49%	[2]	7.61%	[2]

[1]	The discount rate used for the operating lease is based on the Company’s incremental borrowing rate at lease commencement and may be adjusted if modification to lease terms or lease reassessments occur. The discount rate used for finance leases is based on the rates implicit in the leases.
[2]	The discount rate used for the operating lease is based on the Company’s incremental borrowing rate at lease commencement and may be adjusted if modification to lease terms or lease reassessments occur. The discount rate used for finance leases is based on the rates implicit in the leases.